Own Work Capitalized - Summary of Detailed Information About Breakdown of Own Work Capitalized (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Own Work Capitalized [Abstract]
Development costs	€ 968	€ 2,845	€ 8,248
Property, plant and equipment	599	1,770	1,127
Total	€ 1,567	€ 4,615	€ 9,375